Intangible Assets and Liabilities - Intangible assets, Favorable Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Favorable lease terms - Cost	$ 195,854	$ 83,716	$ 83,716	$ 83,716
Favorable lease terms - Accumulated amortization	(95,432)	(81,716)	(80,550)	(79,384)
Favorable lease terms - Net Book Value	100,422	2,000	3,166	$ 4,332
Additions/ (Amortization) - Cost	112,138	0	0
Additions/ (Amortization) - Accumulated amortization	(13,716)	(1,166)	(1,166)
Additions/ (Amortization) - Net Book Value	$ 98,422	$ (1,166)	$ (1,166)